UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22260

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Fernando Diaz, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian Hall

State Street Bank and Trust Company

1 Iron Street, 10th Floor

Boston, Massachusetts 02210

Karen Jacoppo-Wood, Esq.

State Street Bank and Trust Company

One Lincoln Street, Boston, Massachusetts 02111

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31, 2019

Date of reporting period:	March 31, 2019

RMR Real Estate Income Fund

Portfolio of Investments —  March 31, 2019 (unaudited)

Company	Shares	Value
COMMON STOCKS — 112.3%
REAL ESTATE INVESTMENT TRUSTS — 112.3%

DATA CENTERS — 4.0%
CyrusOne, Inc. (a)	68,000	$3,565,920
Digital Realty Trust, Inc. (a)(b)	42,000	4,998,000
Equinix, Inc.	1,000	453,160
QTS Realty Trust, Inc.	15,000	674,850
		9,691,930
DIVERSIFIED — 8.1%
Armada Hoffler Properties, Inc. (a)	175,353	2,733,753
Colony Capital, Inc. (a)	104,980	558,494
Gladstone Commercial Corp. (a)	88,611	1,840,450
Global Net Lease, Inc.	112,082	2,118,350
Lexington Realty Trust (a)	513,638	4,653,560
One Liberty Properties, Inc.	29,295	849,555
VEREIT, Inc. (a)	283,716	2,374,703
Vornado Realty Trust (a)(b)	39,835	2,686,472
Whitestone REIT (a)	124,535	1,496,911
		19,312,248
FREE STANDING — 6.5%
Agree Realty Corp. (a)	19,309	1,338,886
Essential Properties Realty Trust, Inc.	5,000	97,600
National Retail Properties, Inc. (a)(b)	136,600	7,566,274
Realty Income Corp. (a)	59,900	4,406,244
Spirit Realty Capital, Inc.	19,240	764,405
STORE Capital Corp.	40,000	1,340,000
		15,513,409
HEALTH CARE — 18.5%
Global Medical REIT, Inc. (a)	495,467	4,865,486
HCP, Inc. (a)(b)	113,965	3,567,104
Healthcare Realty Trust, Inc. (a)(b)	38,697	1,242,561
Healthcare Trust of America, Inc.	48,000	1,372,320
LTC Properties, Inc. (a)	75,021	3,435,962
Medical Properties Trust, Inc. (a)	413,609	7,655,903
National Health Investors, Inc. (a)	56,893	4,468,945
New Senior Investment Group, Inc.	104,121	567,459
Omega Healthcare Investors, Inc. (a)(b)	66,298	2,529,269
Physicians Realty Trust (a)	179,791	3,381,869
Sabra Health Care REIT, Inc. (a)	113,154	2,203,108
Ventas, Inc. (a)	98,200	6,266,142
Welltower, Inc. (a)(b)	34,200	2,653,920
		44,210,048
INDUSTRIAL — 11.1%
Americold Realty Trust	10,000	305,100
Duke Realty Corp. (a)	73,059	2,234,144
Liberty Property Trust (a)	84,637	4,098,124
Monmouth Real Estate Investment Corp. (a)	178,358	2,350,758
Plymouth Industrial REIT, Inc.	60,000	1,009,200
Prologis, Inc. (a)(b)	114,807	8,260,364
Rexford Industrial Realty, Inc. (a)	39,176	1,402,893
STAG Industrial, Inc. (a)	231,693	6,869,697
		26,530,280
LODGING/RESORTS — 7.1%
Apple Hospitality REIT, Inc. (a)	71,400	1,163,820
Ashford Hospitality Trust, Inc. (a)	105,000	498,750
Braemar Hotels & Resorts, Inc. (a)	111,762	1,364,614
Chatham Lodging Trust (a)	97,000	1,866,280
Chesapeake Lodging Trust (a)	70,900	1,971,729
Condor Hospitality Trust, Inc.	59,420	534,780
DiamondRock Hospitality Co. (a)	60,603	656,330
Hersha Hospitality Trust (a)	132,475	2,270,622
Host Hotels & Resorts, Inc. (a)	67,000	1,266,300
Park Hotels & Resorts, Inc.	14,328	445,314
Pebblebrook Hotel Trust (a)	90,480	2,810,309
RLJ Lodging Trust (a)	68,688	1,206,848
Summit Hotel Properties, Inc. (a)	63,203	721,146
Xenia Hotels & Resorts, Inc.	8,100	177,471
		16,954,313
MANUFACTURED HOMES — 4.8%
Sun Communities, Inc. (a)	72,856	8,634,893
UMH Properties, Inc. (a)	195,796	2,756,808
		11,391,701
MORTGAGE — 2.8%
Annaly Capital Management, Inc. (a)	319,998	3,196,780
Jernigan Capital, Inc. (a)	32,758	689,228
RAIT Financial Trust	3,568	6,244
Starwood Property Trust, Inc.	129,100	2,885,385
		6,777,637
OFFICE — 11.8%
Alexandria Real Estate Equities, Inc. (a)	39,300	5,602,608
Boston Properties, Inc. (a)	27,100	3,628,148
Brandywine Realty Trust (a)	165,300	2,621,658
City Office REIT, Inc. (a)	117,783	1,332,126
Corporate Office Properties Trust (a)	83,500	2,279,550
Douglas Emmett, Inc. (a)	51,322	2,074,435
Franklin Street Properties Corp. (a)	76,269	548,374
Highwoods Properties, Inc. (a)	49,723	2,326,042
Hudson Pacific Properties, Inc.	26,000	894,920
Kilroy Realty Corp. (a)	35,600	2,704,176
Mack-Cali Realty Corp. (a)	78,030	1,732,266
SL Green Realty Corp. (a)	27,900	2,508,768
		28,253,071
REGIONAL MALLS — 6.3%
CBL & Associates Properties, Inc. (a)	528,694	819,476
Pennsylvania Real Estate Investment Trust (a)	203,491	1,279,958
Simon Property Group, Inc. (a)(b)	47,527	8,659,895
Taubman Centers, Inc.	10,000	528,800
The Macerich Co. (a)	46,970	2,036,150
Washington Prime Group, Inc. (a)(b)	331,148	1,870,986
		15,195,265
RESIDENTIAL — 16.5%
American Campus Communities, Inc. (a)(b)	26,900	1,279,902
American Homes 4 Rent (a)	16,100	365,792
Apartment Investment & Management Co. (a)(b)	25,451	1,279,931
AvalonBay Communities, Inc. (a)	34,375	6,900,094
Bluerock Residential Growth REIT, Inc. (a)	405,557	4,371,904
BRT Apartments Corp.	3,354	46,553
Camden Property Trust (a)	11,300	1,146,950
Equity Residential (a)	69,000	5,197,080
Essex Property Trust, Inc. (a)	16,500	4,772,460
Independence Realty Trust, Inc. (a)	489,429	5,280,939
Investors Real Estate Trust	6,281	376,295
Invitation Homes, Inc. (a)	50,000	1,216,500
Mid-America Apartment Communities, Inc. (a)	29,671	3,243,930
NexPoint Residential Trust, Inc.	21,102	809,051

See Notes to Portfolio of Investments.

Company	Shares	Value
COMMON STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
Preferred Apartment Communities, Inc.	56,479	$837,019
UDR, Inc. (a)	52,000	2,363,920
		39,488,320
SHOPPING CENTERS — 5.6%
Acadia Realty Trust (a)	30,000	818,100
Brixmor Property Group, Inc. (a)	37,775	693,927
Cedar Realty Trust, Inc. (a)	103,627	352,332
Kimco Realty Corp. (a)	197,226	3,648,681
Kite Realty Group Trust (a)	125,125	2,000,749
Retail Opportunity Investments Corp.	35,000	606,900
Retail Properties of America, Inc.	13,446	163,907
RPT Realty	82,220	987,462
SITE Centers Corp.	68,500	932,970
Urstadt Biddle Properties, Inc.	31,000	639,840
Weingarten Realty Investors (a)	91,225	2,679,278
		13,524,146
SPECIALTY — 6.6%
American Tower Corp.	3,200	630,592
Crown Castle International Corp. (a)	10,000	1,280,000
EPR Properties (a)	114,660	8,817,354
Farmland Partners, Inc. (a)	109,344	699,802
Gladstone Land Corp.	35,000	442,750
Innovative Industrial Properties, Inc.	27,500	2,246,475
Iron Mountain, Inc.	30,000	1,063,800
VICI Properties, Inc.	29,600	647,648
		15,828,421
STORAGE — 2.6%
CubeSmart (a)	25,000	801,000
Extra Space Storage, Inc. (a)	7,910	806,108
Life Storage, Inc. (a)	12,000	1,167,240
Public Storage (a)(b)	15,700	3,419,146
		6,193,494
Total Real Estate Investment Trusts (Cost $212,866,208)		268,864,283
Total Common Stocks (Cost $212,866,208)		268,864,283

PREFERRED STOCKS — 27.3%
REAL ESTATE INVESTMENT TRUSTS — 27.3%

DATA CENTERS — 0.7%
Digital Realty Trust, Inc., Series C, 6.63%	35,000	919,800
Digital Realty Trust, Inc., Series G, 5.88%	30,000	748,800
		1,668,600
DIVERSIFIED — 2.2%
Colony Capital, Inc., Series B, 8.25%	9,609	240,417
Colony Capital, Inc., Series E, 8.75%	36,999	931,265
Gladstone Commercial Corp., Series D, 7.00% (a)	100,000	2,577,000
Global Net Lease, Inc., Series A, 7.25%	55,000	1,411,850
		5,160,532
HEALTH CARE — 0.5%
Global Medical REIT, Inc., Series A, 7.50%	44,000	1,123,320

INDUSTRIAL — 1.8%
Plymouth Industrial REIT, Inc., Series A, 7.50%	70,000	1,764,000
Rexford Industrial Realty, Inc., Series B, 5.88% (a)	40,000	978,800
STAG Industrial, Inc., Series C, 6.88% (a)	55,000	1,453,100
		4,195,900
LODGING/RESORTS — 9.0%
Ashford Hospitality Trust, Inc., Series D, 8.45% (a)	39,304	999,894
Ashford Hospitality Trust, Inc., Series F, 7.38% (a)	74,565	1,726,925
Ashford Hospitality Trust, Inc., Series G, 7.38% (a)	250,000	5,727,500
Ashford Hospitality Trust, Inc., Series H, 7.50% (a)	60,000	1,389,000
Ashford Hospitality Trust, Inc., Series I, 7.50% (a)	60,000	1,396,200
Braemar Hotels & Resorts, Inc., Series B, 5.50% (a)	25,000	499,000
Hersha Hospitality Trust, Series C, 6.88% (a)	46,000	1,110,900
Hersha Hospitality Trust, Series D, 6.50% (a)	70,000	1,602,300
Hersha Hospitality Trust, Series E, 6.50% (a)	35,958	858,677
Pebblebrook Hotel Trust, Series C, 6.50% (a)	78,684	2,025,326
RLJ Lodging Trust, Series A, 1.95% (a)(c)	96,117	2,418,304
Sotherly Hotels, Inc., Series C, 7.88% (a)	40,000	998,800
Summit Hotel Properties, Inc., Series E, 6.25% (a)	33,200	771,568
		21,524,394
MANUFACTURED HOMES — 1.4%
UMH Properties, Inc., Series B, 8.00% (a)	66,650	1,740,898
UMH Properties, Inc., Series C, 6.75% (a)(b)	20,000	511,800
UMH Properties, Inc., Series D, 6.38% (a)	49,105	1,158,878
		3,411,576
MORTGAGE — 2.1%
Annaly Capital Management, Inc., Series G, 6.50%	40,000	957,600
ARMOUR Residential REIT, Inc., Series B, 7.88% (a)	30,000	750,000
iStar, Inc., Series D, 8.00%	11,810	301,745
iStar, Inc., Series G, 7.65%	21,241	529,963
iStar, Inc., Series I, 7.50%	15,100	382,332
MFA Financial, Inc., Series B, 7.50%	17,171	428,760
New York Mortgage Trust, Inc., Series B, 7.75%	33,450	815,845
New York Mortgage Trust, Inc., Series D, 8.00%	20,000	473,400
RAIT Financial Trust, Series A, 7.75%	136,497	327,593

See Notes to Portfolio of Investments.

Company	Shares	Value
PREFERRED STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
RAIT Financial Trust, Series B, 8.38%	35,122	$79,025
		5,046,263
OFFICE — 0.4%
SL Green Realty Corp., Series I, 6.50% (a)	40,000	1,032,800

REGIONAL MALLS — 2.1%
CBL & Associates Properties, Inc., Series D, 7.38% (a)	132,461	1,286,196
CBL & Associates Properties, Inc., Series E, 6.63%	25,000	226,250
Pennsylvania Real Estate Investment Trust, Series B, 7.38% (a)(b)	40,000	860,000
Pennsylvania Real Estate Investment Trust, Series D, 6.88%	35,000	745,850
Washington Prime Group, Inc., Series H, 7.50% (a)	65,000	1,434,550
Washington Prime Group, Inc., Series I, 6.88% (a)	30,000	588,000
		5,140,846
RESIDENTIAL — 2.6%
Bluerock Residential Growth REIT, Inc., Series A, 8.25% (a)	180,000	4,784,400
Bluerock Residential Growth REIT, Inc., Series C, 7.63% (a)	37,645	941,125
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	17,300	418,660
		6,144,185
SHOPPING CENTERS — 4.0%
Cedar Realty Trust, Inc., Series B, 7.25%	24,258	594,564
Cedar Realty Trust, Inc., Series C, 6.50% (a)	100,307	2,131,524
Saul Centers, Inc., Series D, 6.13% (a)	25,000	605,375
Seritage Growth Properties, Series A, 7.00% (a)	80,000	1,936,000
SITE Centers Corp., Series J, 6.50% (a)	45,586	1,177,942
SITE Centers Corp., Series K, 6.25% (a)	86,000	2,213,640
Wheeler Real Estate Investment Trust, Inc., Series D, 8.75% (a)(b)(c)	71,354	1,000,383
		9,659,428
SPECIALTY — 0.5%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	24,800	619,008
EPR Properties, Series E, 9.00% (a)(c)	16,400	621,396
		1,240,404
Total Real Estate Investment Trusts (Cost $69,960,722)		65,348,248
Total Preferred Stocks (Cost $69,960,722)		65,348,248

INVESTMENT COMPANIES — 2.5%
Aberdeen Global Premier Properties Fund (a)	196,826	1,182,924
BlackRock Credit Allocation Income Trust	9,274	115,090
Blackstone/GSO Loan Financing Ltd	5,496,600	2,928,761
Cohen & Steers Quality Income Realty Fund, Inc. (a)	90,197	1,154,522
Eaton Vance Enhanced Equity Income Fund II	35,188	579,547
Total Investment Companies (Cost $10,142,986)		5,960,844

SHORT-TERM INVESTMENTS — 0.4%

MONEY MARKET FUNDS — 0.4%
State Street Institutional U.S. Government Money Market Fund, 2.39% (d) (Cost $863,196)	863,196	863,196
Total Investments — 142.5% (Cost $293,833,112)		341,036,571
Other assets less liabilities — 1.2%		2,949,429
Revolving credit facility — (36.8)%		(88,000,000)
Preferred Shares, at liquidation preference — (6.9)%		(16,675,000)
Net Assets applicable to common shareholders — 100.0%		$239,311,000

Notes:

(a)         As of March 31, 2019, the Fund has pledged portfolio securities with a market value of $212,976,251 as collateral in connection with its revolving credit facility with BNP Paribas Prime Brokerage International Ltd. (“PBL”). Those pledged securities comprised all or a portion of the shares noted by this footnote (a).

(b)         As of March 31, 2019, pledged portfolio securities of the Fund with a market value of $37,817,931 (see Note (a)) have been rehypothecated by PBL as permitted by the Fund’s revolving credit facility. Those rehypothecated securities comprised all or a portion of the securities noted by this footnote (b).

(c)          Convertible into common stock.

(d)         Rate reflects 7 day yield as of March 31, 2019.

See Notes to Portfolio of Investments.

RMR Real Estate Income Fund

Notes to Portfolio of Investments

March 31, 2019 (unaudited)

1. Portfolio Valuation

Investment securities of RMR Real Estate Income Fund (the “Fund”) are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on The Nasdaq Stock Market, or Nasdaq, are normally valued by the Fund at the Nasdaq Official Closing Price, or NOCP, provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the ‘‘inside’’ bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m., eastern time, that day. Some fixed income securities may be valued using values provided by a pricing service.

To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund’s board of trustees.

Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note 2 for a further description of fair value measurements.

Investments in open-end mutual funds are valued at the closed NAV of the fund on the valuation date.

2. Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                  Level 1 — unadjusted quoted prices in active markets for identical investments.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund uses broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the

RMR Real Estate Income Fund

Notes to Portfolio of Investments - continued

March 31, 2019 (unaudited)

principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post-closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

All of the Fund’s investments were valued using Level 1 inputs on March 31, 2019.  The Fund recognizes interperiod transfers between the input levels as of the end of the period. On March 31, 2019, securities with a total value of approximately $3,133,062 were transferred from Level 3 to Level 1. As of March 31, 2019, there was no other transfers between Level 1, Level 2 and Level 3.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks
Other
Balance as of December 31, 2018	$3,133,062
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	3,133,062
Balance, as of March 31, 2019	$—
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019 is:	$—

3. Tax Information

Although subject to adjustments, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of the Fund’s investments for federal income tax purposes as of March 31, 2019, are as follows:

Cost	$294,686,326
Gross unrealized appreciation	$74,328,683
Gross unrealized depreciation	(27,978,438)
Net unrealized appreciation	$46,350,245

The $853,214 difference between the financial reporting cost basis and tax cost basis of the Fund’s investments as of March 31, 2019 is due to the different treatment of wash sales of portfolio investments and non-taxable distributions received from portfolio investments for financial and tax reporting purposes.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act attached hereto.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Fernando Diaz
Fernando Diaz
President (Principal Executive Officer)

Date:	May 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Fernando Diaz
Fernando Diaz
President (Principal Executive Officer)

Date:	May 6, 2019

By:	/s/ Brian E. Donley
Brian E. Donley
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	May 6, 2019